Debt, Senior Notes Outstanding (Details) - MXN ($) $ in Thousands		Dec. 31, 2025	Nov. 25, 2025	Dec. 31, 2024
Outstanding senior notes [Abstract]
Borrowings		$ 524,906,860		$ 567,585,631
U.S. Dollars [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	163,753,449		183,421,882
Mexican Pesos [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	132,981,910		120,204,796
Euros [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	81,951,105		84,568,592
Pound Sterling [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	53,183,228		55,827,006
Brazilian Reais [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	27,754,608		32,731,458
Japanese Yen [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	1,490,156		1,674,427
Chilean Pesos [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	$ 3,934,278		$ 3,907,036
Global Pesos Notes [Member]
Outstanding senior notes [Abstract]
Borrowings			$ 10,000,000

[1]	Includes secured and unsecured senior notes.
[2]	Thousands of Mexican pesos.